Subsequent Events		6 Months Ended
	Dec. 31, 2020	Jun. 30, 2021
Subsequent Events [Abstract]
Subsequent Events
NOTE 8. SUBSEQUENT EVENTS
The Company evaluated subsequent events and transactions that occurred after the balance sheet date up to February 19, 2021, the date that the financial statements were available to be issued. Based on this review other than the disclosures below, the Company did not identify any subsequent events that would have required adjustment or disclosure in the financial statements.
On January 4, 2021, the Company issued a promissory note (the “Promissory Note”) to the Sponsor and an affiliate of the Sponsor, pursuant to which the Company may borrow up to an aggregate principal amount of $800,000. The Promissory Note is non-interest
bearing and payable on the earlier of (i) June 31, 2021 and (ii) the completion of the Proposed Public Offering. The Company had not borrowed any amount under the Promissory Note.
On January 4, 2021, the Company canceled one of its Class B ordinary shares, and the Company issued 12,321,429 Class B ordinary shares (the “Founder Shares”) and 12,321,429 Class C ordinary shares (the “Alignment Shares”) to the Sponsor in exchange for the Sponsor’s payment of $25,000 of the Company’s deferred offering costs and formation expenses. The amount was due on demand and was charged to shareholder’s equity on January 4, 2021 in exchange for the issuance of the Founder Shares and Alignment Shares. The Founder Shares and Alignment Shares include an aggregate of up to 1,607,143 Class B ordinary shares and 1,607,143 Class C ordinary shares, respectively, subject to forfeiture by the Sponsor to the extent that the underwriters’ over-allotment is not exercised in full or in part, so that the number of Founder Shares and Alignment Shares will collectively represent 15% and 15%, respectively, of the Company’s issued and outstanding shares upon the completion of the Proposed Public Offering.

NOTE 10. SUBSEQUENT EVENTS
In accordance with ASC Topic 855
Subsequent Events
, which establishes general standards of accounting for and disclosure of events that occur after the balance sheet date but before financial statements are issued, the Company evaluated subsequent events that occurred after the balance sheet date up to the date the condensed consolidated financial statements were issued and has concluded that all such events that would require adjustment or disclosure have been recognized or disclosed in the condensed consolidated financial statements.